SEGMENT INFORMATION (Tables)	6 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Schedule of operating results group's reporting segments

	Seed and
	integrated	Crop	Crop
Six-month period ended December 31, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	28,885,905	72,354,636	40,850,624	142,091,165
Royalties	549,133	—	—	549,133
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	292,344	—	—	292,344
Total	29,727,382	72,354,636	40,850,624	142,932,642

Cost of sales	(12,953,960)	(45,804,781)	(26,756,726)	(85,515,467)
Gross profit per segment	16,773,422	26,549,855	14,093,898	57,417,175
% Gross margin	56%	37%	35%	40%

	Seed and
	integrated	Crop	Crop
Six-month period ended December 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	40,578,862	85,720,851	55,070,802	181,370,515
Royalties	942,756	—	—	942,756
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	588,053	—	—	588,053
Total	42,109,671	85,720,851	55,070,802	182,901,324

Cost of sales	(26,327,893)	(54,418,119)	(28,814,839)	(109,560,851)
Gross profit per segment	15,781,778	31,302,732	26,255,963	73,340,473
% Gross margin	37%	37%	48%	40%

	Seed and
	integrated	Crop	Crop
Three-month period ended December 31, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	18,493,424	41,931,365	13,009,901	73,434,690
Royalties	239,836	—	—	239,836
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	131,804	—	—	131,804
Total	18,865,064	41,931,365	13,009,901	73,806,330

Cost of sales	(8,279,415)	(29,842,324)	(9,032,609)	(47,154,348)
Gross profit per segment	10,585,649	12,089,041	3,977,292	26,651,982
% Gross margin	56%	29%	31%	36%

	Seed and
	integrated	Crop	Crop
Three-month period ended December 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	23,185,640	46,061,246	29,385,133	98,632,019
Royalties	248,970	—	—	248,970
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(78,122)	—	—	(78,122)
Total	23,356,488	46,061,246	29,385,133	98,802,867

Cost of sales	(14,386,962)	(28,027,445)	(14,846,498)	(57,260,905)
Gross profit per segment	8,969,526	18,033,801	14,538,635	41,541,962
% Gross margin	38%	39%	49%	42%